Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Common Stocks - 96.8%
Aerospace & Defense - 1.2%
Boeing Co. (The)	2,474	$408,853
Curtiss-Wright Corp.	4,414	411,650
HEICO Corp.	2,438	255,161
L3Harris Technologies, Inc.	6,305	1,070,841
Lockheed Martin Corp.	5,534	2,121,072
Mercury Systems, Inc.*	623	48,258
Northrop Grumman Corp.	4,801	1,514,667
Raytheon Technologies Corp.	13,070	752,048
Teledyne Technologies, Inc.*	1,359	421,575
		7,004,125
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	1,988	203,154
Expeditors International of Washington, Inc.	557	50,419
FedEx Corp.	504	126,766
United Parcel Service, Inc., Class B	2,054	342,258
		722,597
Airlines - 0.2%
Alaska Air Group, Inc.	8,860	324,542
Delta Air Lines, Inc.	14,609	446,743
United Airlines Holdings, Inc.*	13,899	482,990
		1,254,275
Auto Components - 0.2%
Aptiv PLC	10,520	964,474
Automobiles - 0.1%
Harley-Davidson, Inc.	7,167	175,878
Tesla, Inc.*	1,325	568,438
		744,316
Banks - 2.8%
Banco Bradesco SA, ADR	25,996	89,166
Bank of America Corp.	156,295	3,765,147
Bank of Hawaii Corp.	820	41,426
Bank of Nova Scotia (The)	10,371	430,500
Citigroup, Inc.	22,374	964,543
Cullen/Frost Bankers, Inc.	6,942	443,941
First Horizon National Corp.	16,482	155,425
First Republic Bank	8,681	946,750
HDFC Bank Ltd., ADR*	2,902	144,984
JPMorgan Chase & Co.	58,492	5,631,025
Prosperity Bancshares, Inc.	1,318	68,312
Wells Fargo & Co.	123,494	2,903,344
		15,584,563
Beverages - 2.1%
Brown-Forman Corp., Class B	6,279	472,934
Coca-Cola Co. (The)	9,092	448,872
Diageo PLC, ADR	5,906	813,020
Molson Coors Beverage Co., Class B	8,959	300,664
PepsiCo, Inc.	70,193	9,728,750
		11,764,240

	Shares/ Principal	Fair Value

Biotechnology - 2.8%
AbbVie, Inc.	59,913	$5,247,780
Amgen, Inc.	15,625	3,971,250
Biogen, Inc.*	4,349	1,233,724
Gilead Sciences, Inc.	65,435	4,134,838
Regeneron Pharmaceuticals, Inc.*	2,018	1,129,636
		15,717,228
Building Products - 0.6%
Allegion PLC	30,392	3,006,073
Lennox International, Inc.	1,773	483,337
		3,489,410
Capital Markets - 3.1%
Ameriprise Financial, Inc.	5,343	823,410
Cboe Global Markets, Inc.	12,317	1,080,693
Charles Schwab Corp. (The)	69,698	2,525,158
CME Group, Inc.	9,677	1,619,059
ETRADE Financial Corp.	3,513	175,826
FactSet Research Systems, Inc.	3,108	1,040,807
Franklin Resources, Inc.	2,897	58,954
Intercontinental Exchange, Inc.	10,890	1,089,544
Invesco Ltd.	10,641	121,414
Moody's Corp.	11,339	3,286,609
Morgan Stanley	21,800	1,054,030
S&P Global, Inc.	10,402	3,750,961
State Street Corp.	5,581	331,121
T Rowe Price Group, Inc.	2,885	369,915
		17,327,501
Chemicals - 1.9%
Air Products and Chemicals, Inc.	4,123	1,228,077
Ecolab, Inc.	20,454	4,087,527
FMC Corp.	6,469	685,132
Nutrien Ltd.	5,478	214,902
PPG Industries, Inc.	23,958	2,924,792
Sherwin-Williams Co. (The)	2,136	1,488,237
		10,628,667
Commercial Services & Supplies - 0.2%
Cintas Corp.	2,710	901,969
Communications Equipment - 1.2%
Cisco Systems, Inc.	167,569	6,600,543
Construction & Engineering - 0.2%
EMCOR Group, Inc.	14,486	980,847
MasTec, Inc.*	9,080	383,176
		1,364,023
Consumer Finance - 0.5%
Ally Financial, Inc.	40,551	1,016,614
American Express Co.	18,832	1,887,908
		2,904,522
Distributors - 0.3%
Genuine Parts Co.	17,827	1,696,596

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc.*	6,600	$1,003,464
H&R Block, Inc.	19,932	324,692
Strategic Education, Inc.	573	52,413
		1,380,569
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B*	42,196	8,985,216
Diversified Telecommunication - 1.4%
AT&T, Inc.	83,834	2,390,107
BCE, Inc.	29,586	1,226,932
CenturyLink, Inc.	47,960	483,916
TELUS Corp.	28,191	496,444
Verizon Communications, Inc.	53,570	3,186,879
		7,784,278
Electric Utilities - 1.6%
Alliant Energy Corp.	24,252	1,252,616
Eversource Energy	11,958	999,091
IDACORP, Inc.	2,670	213,333
NextEra Energy, Inc.	16,384	4,547,543
Pinnacle West Capital Corp.	7,167	534,300
Southern Co. (The)	1,140	61,811
Xcel Energy, Inc.	22,971	1,585,228
		9,193,922
Electrical Equipment - 0.5%
AMETEK, Inc.	8,819	876,608
Hubbell, Inc.	13,180	1,803,551
Rockwell Automation, Inc.	1,223	269,892
		2,950,051
Electronic Equipment, Instruments & Components - 0.1%
Zebra Technologies Corp., Class A*	1,670	421,608
Energy Equipment & Services - 0.3%
Baker Hughes Co.	18,438	245,041
Schlumberger Ltd.	64,663	1,006,156
TechnipFMC PLC	103,589	653,647
		1,904,844
Entertainment - 1.7%
Activision Blizzard, Inc.	26,792	2,168,813
Electronic Arts, Inc.*	5,247	684,261
Netflix, Inc.*	8,842	4,421,265
Roku, Inc.*	610	115,168
Walt Disney Co. (The)	19,064	2,365,461
		9,754,968
Equity Real Estate Investment - 2.4%
Alexandria Real Estate Equities, Inc.	3,474	555,840
American Tower Corp.	11,950	2,888,674
AvalonBay Communities, Inc.	5,777	862,737
Camden Property Trust	2,381	211,861
Equinix, Inc.	520	395,268
Equity Residential	45,837	2,352,813
Federal Realty Investment Trust	2,135	156,794
Prologis, Inc.	62,163	6,254,841

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
UDR, Inc.	1,347	$43,926
		13,722,754
Food & Staples Retailing - 1.3%
Albertsons Cos., Inc., Class A*	8,961	124,110
Costco Wholesale Corp.	18,893	6,707,015
Walmart, Inc.	4,108	574,750
		7,405,875
Food Products - 1.8%
General Mills, Inc.	43,135	2,660,567
Hershey Co. (The)	26,607	3,813,847
Hormel Foods Corp.	21,987	1,074,944
McCormick & Co., Inc.	12,798	2,484,092
		10,033,450
Gas Utilities - 0.0%†
UGI Corp.	1,943	64,080
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	37,723	4,105,394
Alcon, Inc.*	4,564	259,920
Boston Scientific Corp.*	2,905	111,000
DENTSPLY SIRONA, Inc.	4,486	196,173
DexCom, Inc.*	3,179	1,310,479
Edwards Lifesciences Corp.*	35,783	2,856,199
Hologic, Inc.*	2,481	164,912
IDEXX Laboratories, Inc.*	4,844	1,904,225
Medtronic PLC	24,605	2,556,952
Stryker Corp.	12,963	2,701,100
		16,166,354
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc.*	8,482	240,550
Anthem, Inc.	8,288	2,226,074
Cardinal Health, Inc.	8,721	409,451
Cigna Corp.	7,455	1,262,952
CVS Health Corp.	30,064	1,755,738
HCA Healthcare, Inc.	3,847	479,644
Henry Schein, Inc.*	1,310	77,002
Laboratory Corp. of America Holdings*	1,724	324,577
McKesson Corp.	13,850	2,062,680
Quest Diagnostics, Inc.	5,651	646,983
UnitedHealth Group, Inc.	17,742	5,531,423
		15,017,074
Health Care Technology - 0.3%
Teladoc Health, Inc.*	6,813	1,493,682
Veeva Systems, Inc., Class A*	1,272	357,674
		1,851,356
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment, Inc.*	12,441	697,442
Choice Hotels International, Inc.	1	86
Darden Restaurants, Inc.	3,883	391,173
Domino's Pizza, Inc.	196	83,355
Draftkings, Inc., Class A*	4,800	282,432

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Dunkin' Brands Group, Inc.	10,471	$857,680
Extended Stay America, Inc.	41,313	493,690
McDonald's Corp.	5,831	1,279,846
Penn National Gaming, Inc.*	4,703	341,908
Vail Resorts, Inc.	3,402	727,926
Wyndham Destinations, Inc.	5,777	177,701
		5,333,239
Household Durables - 0.0%†
Sony Corp., ADR	791	60,709
Household Products - 2.5%
Church & Dwight Co., Inc.	6,062	568,070
Clorox Co. (The)	18,175	3,819,840
Colgate-Palmolive Co.	56,516	4,360,209
Procter & Gamble Co. (The)	38,558	5,359,177
		14,107,296
Industrial Conglomerates - 1.2%
3M Co.	7,294	1,168,353
Carlisle Cos., Inc.	2,471	302,376
Honeywell International, Inc.	25,572	4,209,407
Roper Technologies, Inc.	2,805	1,108,284
		6,788,420
Insurance - 1.8%
Aflac, Inc.	51,347	1,866,463
Alleghany Corp.	251	130,633
Allstate Corp. (The)	8,098	762,346
Athene Holding Ltd., Class A*	15,123	515,392
Brighthouse Financial, Inc.*	301	8,100
Brown & Brown, Inc.	12,619	571,262
Cincinnati Financial Corp.	14,988	1,168,614
First American Financial Corp.	8,393	427,288
Hanover Insurance Group, Inc. (The)	1,686	157,102
Lincoln National Corp.	41,648	1,304,832
Marsh & McLennan Cos., Inc.	12,023	1,379,038
MetLife, Inc.	9,033	335,757
Progressive Corp. (The)	2,411	228,249
Travelers Cos., Inc. (The)	6,006	649,789
Unum Group	19,897	334,867
Willis Towers Watson PLC	2,542	530,820
		10,370,552
Interactive Media & Services - 5.3%
Alphabet, Inc., Class A*	8,008	11,736,525
Alphabet, Inc., Class C*	5,721	8,407,581
Facebook, Inc., Class A*	26,732	7,001,111
Twitter, Inc.*	58,754	2,614,553
		29,759,770
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc.*	8,749	27,548,239
Etsy, Inc.*	1,805	219,542
Wayfair, Inc., Class A*	755	219,713
		27,987,494

	Shares/ Principal	Fair Value

IT Services - 5.3%
Accenture PLC, Class A	4,134	$934,243
Automatic Data Processing, Inc.	9,599	1,338,965
Fiserv, Inc.*	26,439	2,724,539
Mastercard, Inc., Class A	14,187	4,797,618
PayPal Holdings, Inc.*	53,350	10,511,550
Visa, Inc., Class A	49,257	9,849,922
		30,156,837
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	8,067	814,283
Avantor, Inc.*	5,594	125,809
Thermo Fisher Scientific, Inc.	3,937	1,738,264
Waters Corp.*	917	179,439
		2,857,795
Machinery - 2.4%
AGCO Corp.	6,246	463,890
Allison Transmission Holdings, Inc.	1,542	54,186
Cummins, Inc.	1,593	336,378
Deere & Co.	22,052	4,887,385
Fortive Corp.	17,526	1,335,656
Illinois Tool Works, Inc.	2,238	432,404
Oshkosh Corp.	23,203	1,705,421
PACCAR, Inc.	3,474	296,263
Snap-on, Inc.	6,230	916,620
Xylem, Inc.	34,383	2,892,298
		13,320,501
Media - 1.8%
Charter Communications, Inc., Class A*	333	207,905
Comcast Corp., Class A	54,233	2,508,819
Discovery, Inc., Class A*	168,991	3,678,934
Discovery, Inc., Class C*	6,263	122,755
Interpublic Group of Cos., Inc. (The)	66,993	1,116,773
Nexstar Media Group, Inc., Class A	4,155	373,659
Omnicom Group, Inc.	1,458	72,171
Sirius XM Holdings, Inc.	342,630	1,836,497
ViacomCBS, Inc., Class B	17,009	476,422
		10,393,935
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	1,415	144,387
Steel Dynamics, Inc.	14,959	428,276
		572,663
Multiline Retail - 0.2%
Kohl's Corp.	20,723	383,997
Nordstrom, Inc.	52,059	620,544
		1,004,541
Multi-Utilities - 1.4%
Ameren Corp.	21,359	1,689,070
CMS Energy Corp.	66,166	4,063,254
Consolidated Edison, Inc.	28,573	2,222,979
		7,975,303

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.	26,051	$1,875,672
CNOOC Ltd., ADR	5,170	496,578
Concho Resources, Inc.	6,000	264,720
ConocoPhillips	40,746	1,338,099
Continental Resources, Inc.	8,684	106,639
EOG Resources, Inc.	43,122	1,549,805
Equinor ASA, ADR	29,150	409,849
Exxon Mobil Corp.	21,985	754,745
Marathon Oil Corp.	15,652	64,017
ONEOK, Inc.	8,699	226,000
Phillips 66	22,080	1,144,627
TC Energy Corp.	6,058	254,557
Valero Energy Corp.	14,310	619,909
Williams Cos., Inc. (The)	24,401	479,480
		9,584,697
Personal Products - 0.0%†
Coty, Inc., Class A	59,003	159,308
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	37,512	2,261,599
Catalent, Inc.*	3,227	276,425
Johnson & Johnson	54,064	8,049,048
Merck & Co., Inc.	68,039	5,643,835
Pfizer, Inc.	110,329	4,049,074
Zoetis, Inc.	20,338	3,363,295
		23,643,276
Professional Services - 0.4%
IHS Markit Ltd.	1,657	130,091
Robert Half International, Inc.	18,823	996,490
Verisk Analytics, Inc.	6,559	1,215,448
		2,342,029
Road & Rail - 0.4%
Canadian National Railway Co.	585	62,279
CSX Corp.	18,899	1,467,885
Old Dominion Freight Line, Inc.	1,129	204,259
Union Pacific Corp.	3,101	610,494
		2,344,917
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	4,618	378,630
Analog Devices, Inc.	19,791	2,310,401
Applied Materials, Inc.	61,157	3,635,784
Cabot Microelectronics Corp.	1	143
Cirrus Logic, Inc.*	5,512	371,784
Intel Corp.	152,555	7,899,298
NVIDIA Corp.	20,436	11,060,372
Texas Instruments, Inc.	10,146	1,448,747
		27,105,159
Software - 9.8%
Adobe, Inc.*	11,258	5,521,261
Cadence Design Systems, Inc.*	5,786	616,961
Intuit, Inc.	3,712	1,210,891

	Shares/ Principal	Fair Value

Software (continued)
Microsoft Corp.	168,928	$35,530,626
salesforce.com, Inc.*	33,961	8,535,079
ServiceNow, Inc.*	4,482	2,173,770
VMware, Inc., Class A*	11,276	1,620,023
		55,208,611
Specialty Retail - 3.0%
Best Buy Co., Inc.	7,816	869,843
Five Below, Inc.*	3,262	414,274
Home Depot, Inc. (The)	37,095	10,301,652
Lowe's Cos., Inc.	20,688	3,431,312
TJX Cos., Inc. (The)	32,745	1,822,259
		16,839,340
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	274,782	31,822,503
Dell Technologies, Inc., Class C*	3,455	233,869
Hewlett Packard Enterprise Co.	138,294	1,295,815
HP, Inc.	26,998	512,692
NetApp, Inc.	18,074	792,364
		34,657,243
Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc.*	4,051	1,334,278
NIKE, Inc., Class B	29,745	3,734,187
Ralph Lauren Corp.	15,649	1,063,663
		6,132,128
Thrifts & Mortgage Finance - 0.0%†
New York Community Bancorp, Inc.	22,426	185,463
Trading Companies & Distributors - 0.5%
Fastenal Co.	8,438	380,469
GATX Corp.	11,122	709,028
WW Grainger, Inc.	5,360	1,912,287
		3,001,784
Wireless Telecommunication Services - 0.1%
China Mobile Ltd., ADR	4,362	140,282
Rogers Communications, Inc., Class B	4,067	161,257
Telephone and Data Systems, Inc.	7,101	130,942
		432,481
Total Common Stocks (Cost - $440,232,784)		547,630,939
Rights - 0.0%†
Bristol-Myers Squibb Co., CVR* (Cost - $35,466)	15,420	34,695

Short-Term Investments - 3.0%
Money Market Funds - 3.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $16,935,118)	16,935,118	16,935,118

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Fair Value

Total Investments - 99.8% (Cost - $457,203,368)	$564,600,752
Other Assets Less Liabilities - Net 0.2%	1,343,563
Total Net Assets - 100.0%	$565,944,315

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CVR	-	Contingent Value Rights
PLC	-	Public Limited Company

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	110	12/18/2020	$18,436,000	$(47,597)